Share-based Payments - Measurement of Fair Value of Share Options Granted (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-Based Payment Arrangements [Abstract]
Weighted average fair market value per option (C$)	$ 0.70	$ 0.72
Risk free interest rate (%)	0.74%	0.54%
Expected volatility (based on actual historical volatility) (%)	48.67%	49.76%
Dividend rate	0.00%	0.00%
Expected forfeiture rate (non-executive employees) (%)	0.00%	0.00%
Suboptimal exercise factor	1.25	1.25